Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants (Detail)			12 Months Ended
	Oct. 03, 2017 shares	Oct. 03, 2016 shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2015 EUR (€) shares
2012 Plan [member]
Disclosure of subscription warrants [line items]
Number of shares that the company is authorized to issue				45,500
Date of General Meeting				May 21, 2012
Exercise price per new share subscribed (in €) | €				€ 7,362
Final date for exercising warrants				May 20, 2020
General conditions of exercise				The warrants are exercisable as of their acquisition date
Maximum number of new shares that can be issued				231,730
2012 Plan [member] | BSPCE2012 [member]
Disclosure of subscription warrants [line items]
Number of warrants granted				33,788
Number of warrants exercised				16,352
Parity				1 warrant for 10 shares
2012 Plan [member] | BSA 2012 [member]
Disclosure of subscription warrants [line items]
Number of warrants granted				10,760
Number of warrants exercised				5,525
Parity				1 warrant for 10 shares
2014 plan [member]
Disclosure of subscription warrants [line items]
Number of shares that the company is authorized to issue			22,500
Date of General Meeting			Jan. 22, 2014
Exercise price per new share subscribed (in €) | €			€ 12,250
Final date for exercising warrants			Jan. 22, 2024
General conditions of exercise			The warrants are exercisable as of their acquisition date
Maximum number of new shares that can be issued			198,100
2014 plan [member] | BSPCE2014 [member]
Disclosure of subscription warrants [line items]
Number of warrants granted			19,500
Number of warrants exercised			1,500
Number of obsolete warrants			1,090
Parity			1 warrant for 10 shares
2014 plan [member] | BSA2014 [member]
Disclosure of subscription warrants [line items]
Number of warrants granted			3,000
Number of warrants exercised			100
Number of obsolete warrants			0
Parity			1 warrant for 10 shares
2017 plan [member]
Disclosure of subscription warrants [line items]
Number of free shares / stock options / warrants granted		55,000
2017 plan [member] | AGAP 2017 [member]
Disclosure of subscription warrants [line items]
Number of free shares / stock options / warrants granted		83,127	74,475
Date of General Meeting			Jun. 27, 2017
Number of tranches			3
General conditions of exercise			NA
Maximum number of new shares that can be issued			74,475
2017 plan [member] | SO 2017 [member]
Disclosure of subscription warrants [line items]
Number of shares that the company is authorized to issue			420,000
Number of free shares / stock options / warrants granted		40,200	22,200
Date of General Meeting			Jun. 27, 2017
Number of tranches			2
General conditions of exercise			NA
Maximum number of new shares that can be issued			22,200
2017 plan [member] | BSA 2017 [member]
Disclosure of subscription warrants [line items]
Number of free shares / stock options / warrants granted			55,000
Date of General Meeting			Jun. 27, 2017
Number of tranches			3
General conditions of exercise			NA
Maximum number of new shares that can be issued			55,000
2017 plan [member] | Tranche One [Member] | AGAP 2017 [member]
Disclosure of subscription warrants [line items]
Vesting period			Tranche 1 : 1 year
2017 plan [member] | Tranche One [Member] | SO 2017 [member]
Disclosure of subscription warrants [line items]
Vesting period			Tranche 1 : 2 years
2017 plan [member] | Tranche One [Member] | BSA 2017 [member]
Disclosure of subscription warrants [line items]
Vesting period			Tranche 1 : 1 year
2017 plan [member] | Tranche Two [Member] | AGAP 2017 [member]
Disclosure of subscription warrants [line items]
Vesting period			Tranche 2 : 2 years
2017 plan [member] | Tranche Two [Member] | SO 2017 [member]
Disclosure of subscription warrants [line items]
Vesting period			Tranche 2 : 3 years
2017 plan [member] | Tranche Two [Member] | BSA 2017 [member]
Disclosure of subscription warrants [line items]
Vesting period			Tranche 2 : 2 years
2017 plan [member] | Tranche Three [Member] | AGAP 2017 [member]
Disclosure of subscription warrants [line items]
Vesting period			Tranche 3 : 3 years
2017 plan [member] | Tranche Three [Member] | BSA 2017 [member]
Disclosure of subscription warrants [line items]
Vesting period			Tranche 3 : 3 years
2016 plan [member] | AGAP 2016 [member]
Disclosure of subscription warrants [line items]
Number of free shares / stock options / warrants granted	16,650	111,261	151,563
Number of tranches			3
Maximum number of new shares that can be issued			142,972
2016 plan [member] | SO 2016 [member]
Disclosure of subscription warrants [line items]
Number of shares that the company is authorized to issue			350,000
Number of free shares / stock options / warrants granted	30,000	44,499	95,499
Number of tranches			2
Maximum number of new shares that can be issued			95,499
2016 plan [member] | BSA 2016 [member]
Disclosure of subscription warrants [line items]
Number of free shares / stock options / warrants granted		45,000	60,000
Number of tranches			2
Maximum number of new shares that can be issued			60,000
2016 plan [member] | Tranche One [Member] | AGAP 2016 [member]
Disclosure of subscription warrants [line items]
Date of General Meeting			Oct. 03, 2016
Vesting period			Tranche 1 : 1 year
General conditions of exercise			Tranche 1 : 1 year
2016 plan [member] | Tranche One [Member] | SO 2016 [member]
Disclosure of subscription warrants [line items]
Date of General Meeting			Oct. 03, 2016
Vesting period			Tranche 1 : 2 years
2016 plan [member] | Tranche One [Member] | BSA 2016 [member]
Disclosure of subscription warrants [line items]
Date of General Meeting			Oct. 03, 2016
Vesting period			Tranche 1 : 1 year
2016 plan [member] | Tranche Two [Member] | AGAP 2016 [member]
Disclosure of subscription warrants [line items]
Date of General Meeting			Jan. 08, 2017
Vesting period			Tranche 2 : 2 years
General conditions of exercise			Tranche 2 and 3 : NA
2016 plan [member] | Tranche Two [Member] | SO 2016 [member]
Disclosure of subscription warrants [line items]
Date of General Meeting			Jan. 08, 2017
Vesting period			Tranche 2 : 3 years
General conditions of exercise			NA
2016 plan [member] | Tranche Two [Member] | BSA 2016 [member]
Disclosure of subscription warrants [line items]
Date of General Meeting			Jan. 08, 2017
Vesting period			Tranche 2 : 2 years
General conditions of exercise			NA
2016 plan [member] | Tranche Three [Member] | AGAP 2016 [member]
Disclosure of subscription warrants [line items]
Date of General Meeting			Jun. 27, 2017
Vesting period			Tranche 3 : 3 years
2016 plan [member] | Tranche Three [Member] | SO 2016 [member]
Disclosure of subscription warrants [line items]
Date of General Meeting			Jun. 27, 2017
2016 plan [member] | Tranche Three [Member] | BSA 2016 [member]
Disclosure of subscription warrants [line items]
Date of General Meeting			Jun. 27, 2017
2016 plan [member] | Tranche Four [Member] | AGAP 2016 [member]
Disclosure of subscription warrants [line items]
Date of General Meeting			Oct. 03, 2017
2016 plan [member] | Tranche Four [Member] | SO 2016 [member]
Disclosure of subscription warrants [line items]
Date of General Meeting			Oct. 03, 2017
2016 plan [member] | Tranche Four [Member] | BSA 2016 [member]
Disclosure of subscription warrants [line items]
Date of General Meeting			Oct. 03, 2017